Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 1,356,957	$ 2,081,781
Post-employment benefits	65,960	111,131
Share-based payments recognized	198,720	1,578,128
Key management personnel compensation	$ 1,621,637	$ 3,771,040